Legal Proceedings, Commitments and Contingencies - Schedule of Contractual Obligations and Future Cash Payments (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 291,000	$ 116,000	$ 72,000
Operating lease payment due upon lease termination	$ 0